33. Earnings per share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share
Schedule of earning per share

Basic earnings per share are calculated by dividing income attributable to shareholders of the Company by the weighted average number of shares issued during the period.

	2018	2017	2016

Income attributable to shareholders of the Company	2,545,101	1,234,507	750,427

Weighted average number of common shares issued (thousands)	2,420,172	2,420,016	2,420,237

Basic earnings per share (expressed in R$),	1.05	0.51	0.31

Diluted earnings per share are calculated by adjusting the weighted average number of shares outstanding to assume the conversion of all dilutive potential shares.

	2018	2017	2016

Income attributable to shareholders of the Company	2,545,101	1,234,507	750,427

Weighted average number of common shares issued (thousands)	2,421,075	2,421,072	2,420,241

Diluted earnings per share (expressed in R$)	1.05	0.51	0.31